Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Summary of Disposal group Including discontinued operation balance sheet
The following tables set forth the assets classified as held for sale and statement of operations of discontinued operations which were included in the Group’s consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB

Inventories	204	—
Prepayment and other current assets	293	—

Total current assets	497	—

Property, equipment and software, net	1,088	—

Total non-current assets	1,088	—

Total assets	1,585	—

Summary of income statements in respect of discontinued operation

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Net revenues	640,709	1,338,563	—
Cost of revenues	(293,860)	(421,190)	(3,972)

Gross profit/(loss)	346,849	917,373	(3,972)

Operating expenses:
Sales and marketing expenses	(1,223,414)	(862,153)	—
Research and development expenses	(52,409)	(97,521)	(475)
General and administrative expenses	(25,353)	(57,966)	—

Total operating expenses	(1,301,176)	(1,017,640)	(475)

Loss from operations	(954,327)	(100,267)	(4,447)

Others, net	—	—	(1,658)

Net loss from discontinued operations	(954,327)	(100,267)	(6,105)